Segmental analysis - Contributions by geographical area (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of geographical areas [line items]
Revenue	£ 7,221.2	£ 6,755.3
Headline operating profit	666.3	639.1
North America
Disclosure of geographical areas [line items]
Revenue	2,744.0	2,586.5
Revenue less pass- through costs	2,284.6	2,188.9
Headline operating profit	287.1	299.7
United Kingdom
Disclosure of geographical areas [line items]
Revenue	1,064.6	956.1
Revenue less pass- through costs	796.2	737.0
Headline operating profit	97.8	67.3
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	1,477.1	1,352.0
Revenue less pass- through costs	1,178.7	1,086.1
Headline operating profit	111.1	98.7
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	1,935.5	1,860.7
Revenue less pass- through costs	1,551.7	1,497.5
Headline operating profit	170.3	173.4
United States
Disclosure of geographical areas [line items]
Revenue	2,578.7	2,440.9
Revenue less pass- through costs	2,144.2	2,052.1
Headline operating profit	£ 268.1	£ 280.9